Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current Assets
Cash	$ 212,548
Prepaid expenses	54,621
Other current assets	137,295
Current portion of loan receivable	4,789
Total Current Assets	409,253
Loan Receivable	195,581
Property and Equipment	920,371
Intangible Assets	1,012,218
Total Assets	2,537,423
Current Liabilities
Accounts payable	68,774	25,044
Accrued liabilities	34,300
Loans payable		30,018
Total Current Liabilities	103,074	55,062
Preferred Stock, 1,000,000 share authorized, $0.001 par value, none issued
Common Stock, 100,000,000 shares authorized, $0.00001 par value 29,825,000 and 15,520,000 issued and outstanding, respectively (Note 6)	298	155
Additional Paid In Capital	2,844,272	101,395
Donated Capital	47,500	47,500
Accumulated Deficit	(457,721)	(204,112)
Total Stockholders' Equity (Deficit)	2,434,349	(55,062)
Total Liabilities and Stockholders' Equity (Deficit)	$ 2,537,423